Bank Borrowings (Tables)	6 Months Ended
May 31, 2025
Bank Borrowings [Abstract]
Schedule of Bank Borrowings
	As of
	November 30, 2024 (Audited)	May 31, 2025 (Unaudited)	May 31, 2025 (Unaudited)
	HK$	HK$	US$
Bank loans secured and repayable
Within 12 months	480,619	494,003	63,003
Over 1 year	2,012,828	1,757,766	224,179
Total	2,493,447	2,251,769	287,182